Interest and other expenses (Tables)	12 Months Ended
Aug. 31, 2025
Interest And Other Expenses
Schedule of interest and other expenses

	For the year ended August 31,
	2025	2024
Accretion of provision for reclamation (Notes 13 and 26)	$141	$108
Accretion of lease liabilities (Notes 11 and 26)	351	3
Accretion of deferred revenue (Notes 10 and 26)	281	474
Interest on borrowings	43	—
Financing costs expensed (Note 26)	968	—
VAT written-off (Notes 5 and 26)	115	581
Other	461	845
Total interest and other expenses	$2,360	$2,011